UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Auto Components — 0.2%
Lear Corp. (a)		7,216	$ 496,461
Chemicals — 0.0%
British Vita Holding Co. (a)(b)		166	5,754
Commercial Services & Supplies — 0.0%
Sirva (a)		554	5,540
Construction & Engineering — 0.0%
USI United Subcontractors (a)		7,645	99,379
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)		55,855	111,788
Ainsworth Lumber Co. Ltd. (a)(b)		62,685	125,458
			237,246
Software — 0.0%
Euramax International		1,135	34,056
Specialty Retail — 0.0%
Lazy Days RV Center, Inc. (a)		2,721	10,610
Total Common Stocks – 0.3%			889,046
		Par
Corporate Bonds		(000)
Air Freight & Logistics — 0.0%
Park-Ohio Industries, Inc., 8.38%,
11/15/14	USD	125	103,125
Auto Components — 0.0%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		39	38,768
Building Products — 0.0%
CPG International I, Inc., 10.50%,
7/01/13		90	87,975
Capital Markets — 0.8%
E*Trade Financial Corp., 3.34%,
8/31/19 (b)(c)(d)		439	649,171
MU Finance Plc, 8.75%, 2/01/17 (b) GBP		544	819,865
Marsico Parent Co., LLC, 10.63%,
1/15/16 (b)	USD	1,501	975,650
Marsico Parent Holdco, LLC, 12.50%,
7/15/16 (b)(e)		666	159,749
Marsico Parent Superholdco, LLC,
14.50%, 1/15/18 (b)(e)		462	110,769
			2,715,204
Chemicals — 0.3%
American Pacific Corp., 9.00%,
2/01/15		125	123,438
Ames True Temper, Inc., 4.25%,
1/15/12 (f)		1,100	1,023,000
			1,146,438
Commercial Banks — 3.7%
SNS Bank NV Series EMTN, 2.88%,
1/30/12	EUR	8,500	12,011,936

		Par
Corporate Bonds		(000)	Value
Commercial Services & Supplies — 0.3%
DI Finance, Series B, 9.50%,
2/15/13	USD	307	$ 310,838
The Geo Group, Inc., 7.75%,
10/15/17 (b)		675	688,500
			999,338
Consumer Finance — 0.5%
Inmarsat Finance Plc, 7.38%,
12/01/17 (b)		1,550	1,590,687
Containers & Packaging — 0.7%
Berry Plastics Corp., 4.13%,
9/15/14 (f)		300	252,000
Impress Holdings BV, 3.38%,
9/15/13 (b)(f)		150	142,875
Smurfit Kappa Acquisitions, 7.25%,
11/15/17 (b)	EUR	655	894,536
Smurfit Kappa Acquisitions, 7.75%,
11/15/19 (b)		620	855,332
			2,144,743
Diversified Financial Services — 0.5%
FCE Bank Plc, 7.13%, 1/16/12		1,300	1,793,439
Diversified Telecommunication Services — 2.5%
PAETEC Holding Corp., 8.88%,
6/30/17	USD	700	707,875
PAETEC Holding Corp., 8.88%,
6/30/17 (b)		500	502,500
Qwest Corp., 8.38%, 5/01/16		1,840	2,014,800
Telefonica Emisiones SAU, 5.43%,
2/03/14	EUR	2,000	2,996,478
Windstream Corp., 7.88%,
11/01/17 (b)	USD	2,000	1,975,000
			8,196,653
Energy Equipment & Services — 0.6%
Compagnie Generale de
Geophysique-Veritas, 7.50%,
5/15/15		70	69,475
Compagnie Generale de
Geophysique-Veritas, 7.75%,
5/15/17		50	49,625
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b)		1,750	1,741,250
			1,860,350
Food & Staples Retailing — 0.1%
Duane Reade, Inc., 11.75%,
8/01/15		240	257,400
Food Products — 0.8%
B&G Foods, Inc., 7.63%, 1/15/18		700	707,000
Bumble Bee Foods LLC, 7.75%,
12/15/15 (b)		560	562,800
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		1,300	1,415,375
			2,685,175

Portfolio Abbreviations
To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EUR	Euro		USD	US Dollar
GBP	British Pound
		BLACKROCK FLOATING RATE INCOME TRUST			JANUARY 31, 2010	1

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC, 10.88%,
11/15/14	USD	635 $	673,100
Health Care Providers & Services — 0.0%
Tenet Healthcare Corp., 9.00%,
5/01/15 (b)		95	100,225
Tenet Healthcare Corp., 10.00%,
5/01/18 (b)		35	38,850
			139,075
Hotels, Restaurants & Leisure — 1.0%
Greektown Holdings, LLC, 10.75%,
12/01/13 (a)(b)(g)		97	11,640
Icahn Enterprises LP, 7.75%,
1/15/16 (b)		1,125	1,080,000
Icahn Enterprises LP, 8.00%,
1/15/18 (b)		2,250	2,160,000
			3,251,640
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%,
10/15/17 (b)		1,500	1,683,750
Berkline/BenchCraft, LLC, 4.50%,
11/03/12 (a)(e)(g)		400	-
			1,683,750
IT Services — 0.2%
SunGard Data Systems, Inc., 4.88%,
1/15/14		763	718,174
Independent Power Producers & Energy Traders — 1.8%
AES Ironwood LLC, 8.86%,
11/30/25		81	82,621
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)		2,580	2,631,600
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		1,000	1,027,500
NRG Energy, Inc., 7.25%, 2/01/14		2,200	2,208,250
			5,949,971
Machinery — 0.1%
Sunstate Equipment Co. LLC,
10.50%, 4/01/13 (b)		200	176,000
Synventive Molding Solutions
Sub-Series A, 14.00%, 1/14/11 (e)		1,013	20,263
			196,263
Media — 3.3%
Affinion Group, Inc., 10.13%,
10/15/13		50	50,812
CCH II LLC, 13.50%, 11/30/16		224	268,830
CSC Holdings, Inc., 8.50%,
4/15/14 (b)		550	583,000
Charter Communications Operating,
LLC, 10.00%, 4/30/12 (b)		210	219,450
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		501	512,272
Clear Channel Worldwide Holdings,
Inc., 9.25%, 12/15/17 (b)		2,004	2,064,120
EchoStar DBS Corp., 7.00%,
10/01/13		1,158	1,189,845

		Par
Corporate Bonds		(000)	Value
Media (concluded)
EchoStar DBS Corp., 7.13%,
2/01/16	USD	230	$ 230,575
Local Insight Regatta Holdings, Inc.,
11.00%, 12/01/17		770	500,500
Nielsen Finance LLC, 10.00%,
8/01/14		400	416,000
Rainbow National Services LLC,
8.75%, 9/01/12 (b)		750	765,000
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (b)	EUR	1,118	1,493,289
UPC Germany GmbH, 8.13%,
12/01/17 (b)	USD	2,500	2,525,000
			10,818,693
Metals & Mining — 0.3%
Foundation PA Coal Co., 7.25%,
8/01/14		505	507,525
New World Resources NV, 7.38%,
5/15/15	EUR	400	518,551
			1,026,076
Oil, Gas & Consumable Fuels — 3.2%
OAO Gazprom, 9.63%, 3/01/13	USD	5,730	6,409,578
Repsol International Finance B.V.,
6.50%, 3/27/14	EUR	1,500	2,328,802
SandRidge Energy, Inc., 3.88%,
4/01/14 (f)	USD	1,400	1,281,476
Whiting Petroleum Corp., 7.25%,
5/01/13		300	303,750
			10,323,606
Paper & Forest Products — 2.3%
Ainsworth Lumber Co. Ltd., 11.00%,
7/29/15 (b)(e)		494	360,586
NewPage Corp., 6.50%, 5/01/12 (f)		1,500	877,500
NewPage Corp., 11.38%, 12/31/14		5,470	5,292,225
Verso Paper Holdings LLC, Series B,
4.00%, 8/01/14 (f)		1,215	996,300
			7,526,611
Pharmaceuticals — 0.6%
Angiotech Pharmaceuticals, Inc.,
4.01%, 12/01/13 (f)		1,750	1,470,000
Novasep Holding SAS, 9.63%,
12/15/16 (b)	EUR	323	423,209
			1,893,209
Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., 8.63%, 4/01/13		1,300	1,820,476
Tobacco — 0.7%
Imperial Tobacco Finance Plc,
4.38%, 11/22/13		1,500	2,169,973
Wireless Telecommunication Services — 1.3%
Cricket Communications, Inc.,
7.75%, 5/15/16	USD	3,000	3,018,750
iPCS, Inc., 2.37%, 5/01/13 (f)		1,155	1,074,150
			4,092,900
Total Corporate Bonds – 26.9%			87,914,748

2 BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages Shown are based on Net Assets)

		Par
Foating Rate Loan Interests (f)		(000)	Value
Aerospace & Defense — 1.1%
Hawker Beechcraft Acquisition Co.
LLC, Credit Linked Facility Deposit,
0.15%, 3/26/14	USD	79	$ 59,246
Hawker Beechcraft Acquisition Co.
LLC, Term Loan, 2.23% - 2.25%,
3/26/14		1,327	998,681
IAP Worldwide Services, Inc., Term
Loan (First Lien), 9.25%,
12/30/12		2	1,665
Tasc, Term Loan A, 5.50%,
12/09/14		850	851,417
Tasc, Term Loan B, 5.75%,
12/09/15		1,650	1,655,499
			3,566,508
Auto Components — 3.3%
Affinion Group, Term Loan B, 2.73%,
10/17/12		850	823,969
Allison Transmission, Inc., Term
Loan, 2.98% - 3.04%, 8/07/14		5,763	5,280,179
Dana Holding Corp., Term Advance,
4.48%, 1/31/15		2,866	2,754,716
Dayco Products, Term Loan B,
10.50%, 5/13/14		204	190,270
Dayco Products, Term Loan C,
12.50%, 11/13/14		29	27,314
Exide Technologies, Term Loan,
0.00%, 5/15/12	EUR	400	510,232
GPX International Tire Corp.,
Amendment Fee, 12.00%
4/11/12 (a)(g)	USD	9	4,656
GPX International Tire Corp.,
Tranche B Term Loan, 8.37% -
11.33%, 3/30/12 (a)(g)		570	285,141
Lear Corp. Term Loan B, 7.50%,
10/14/14		1,000	1,006,042
			10,882,519
Automobiles — 0.8%
Ford Motor Co., Term Loan, 3.24% -
3.26%, 12/15/13		2,778	2,594,940
Beverages — 0.3%
Culligan International Co., Loan
(Second Lien), 5.21%, 4/24/13	EUR	1,000	554,600
Le-Nature's, Inc., Tranche B Term
Loan, 9.50%, 3/01/11 (a)(g)	USD	1,000	386,667
			941,267
Building Products — 2.8%
Building Materials Corp. of America,
Second Lien, Term Loan, 5.00%,
9/15/14		1,560	1,477,500
Building Materials Corp. of America,
Term Loan Advance, 3.00%,
2/22/14		2,672	2,601,034
Custom Building Products, Inc., Loan
(Second Lien), 10.75%, 4/20/12		1,500	1,443,750
Goodman Global Holdings Term Loan
B, 6.25%, 2/13/14		2,869	2,887,514

		Par
Floating Rate Loan Interests (f)		(000)	Value
Building Products (concluded)
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-1
Term Loan, 2.50%, 12/04/13	USD	592	$ 546,562
United Subcontractors, First Lien
Term Loan, 1.76%, 6/30/15		179	152,293
			9,108,653
Capital Markets — 0.4%
Marsico Parent Co., LLC, Term Loan,
5.25% - 5.31%, 12/15/14		455	306,891
Nuveen Investments, Inc., First Lien
Term Loan, 3.25% - 3.32%,
11/13/14		999	879,639
			1,186,530
Chemicals — 7.5%
Ashland Inc., Term B Borrowing,
7.65%, 5/13/14		972	982,769
Brenntag AG, Second Lien Term
Loan, 2.73%, 1/20/14	EUR	443	590,757
Brenntag Holding GmbH & Co. KG,
Acquisition Facility 1, 2.00% -
2.14%, 1/20/14	USD	384	374,204
Brenntag Holding GmbH & Co. KG,
Facility 3B, 4.25%, 7/17/15		1,000	969,286
Brenntag Holding GmbH & Co. KG,
Facility B2, 1.98% - 2.00%,
1/20/14		1,572	1,532,598
Brenntag Holding GmbH & Co. KG,
Facility B6A and B6B, 3.02%,
11/24/37	EUR	489	664,855
Cognis GmbH, Facility B, 2.71%,
11/16/13		197	263,549
Cognis GmbH, Facility B, 2.71%,
11/17/13		803	1,076,158
ElectricInvest Holding Co. Ltd.
(Viridian Group Plc), Junior Term
Facility, 4.93%, 4/20/12		1,787	2,032,048
ElectricInvest Holding Co. Ltd.
(Viridian Group Plc), Junior Term
Facility, 5.02%, 12/21/12	GBP	1,800	2,340,190
Huish Detergents Inc., Loan (Second
Lien), 4.51%, 10/26/14	USD	750	705,000
Huish Detergents Inc., Tranche B
Term Loan, 2.01%, 4/26/14		798	767,834
Ineos US Finance LLC, Term A4
Facility, 7.00%, 12/14/12		1,087	1,020,012
Matrix Acquisition Corp. (MacDermid,
Inc.), Tranche C Term Loan, 2.64%,
12/15/13	EUR	1,610	1,774,548
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	1,891	1,914,131
PQ Corp. (fka Niagara Acquisition,
Inc.) Loan (Second Lien), 3.49% -
3.50%, 7/30/14		2,709	2,511,236
PQ Corp. (fka Niagara Acquisition,
Inc.) Term Loan (First Lien), 6.74%,
7/30/15		200	180,750

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Chemicals (concluded)
Rockwood Specialties Group, Inc.,
Tranche H Term Loan, 6.00%,
5/15/14	USD	1,223	$ 1,231,480
Solutia Inc., Loan, 7.25%, 2/28/14		1,467	1,486,989
Tronox, Inc., Debtor in Possession
Term Loan B, 9.00%, 12/21/13		2,000	2,047,600
			24,465,994
Commercial Services & Supplies — 3.4%
ARAMARK Corp., Facility Letter of
Credit, 0.09%, 1/26/14		155	148,260
ARAMARK Corp., U.S. Term Loan,
2.13%, 1/26/14		2,354	2,254,384
Advanced Disposal Services, First
Lien Term Loan, 6.00%, 12/10/14		1,250	1,246,875
Casella Waste Systems, Inc., Term B
Loan, 7.00%, 4/08/14		1,095	1,099,973
John Maneely Co., Term Loan,
3.50%, 12/09/13		1,155	1,102,251
Johnson Diversey, Inc. Term Loan B,
5.50%, 11/20/15		1,100	1,113,750
SIRVA Worldwide, Inc., Loan (Second
Lien), 12.00%, 5/12/15		137	13,744
Synagro Technologies, Inc., Term
Loan (First Lien), 2.23%, 4/02/14		1,966	1,668,622
West Corp. Incremental Term Loan
B-3, 7.25%, 11/08/13		2,489	2,506,380
			11,154,239
Computers & Peripherals — 0.2%
Intergraph Corp., Second-Lien Term
Loan, 6.26%, 11/28/14		750	719,063
Construction & Engineering — 1.6%
Airport Development and Investment
Ltd. (BAA) Facility (Second Lien),
4.85%, 4/07/11	GBP	566	846,995
Brand Energy & Infrastructure
Services, Inc. (FR Brand
Acquisition Corp.) Synthetic Letter
of Credit Term Loan (First Lien),
0.31%, 2/07/14	USD	500	445,000
Safway First Out Term Loan, 9.00%,
12/14/17		2,100	2,100,000
Welding Services, Term Loan B,
9.35%, 1/31/14		1,744	1,752,793
			5,144,788
Consumer Finance — 1.7%
DaimlerChrysler Financial Services
Americas LLC Term Loan, 4.24%,
8/03/12		5,607	5,496,836
Containers & Packaging — 1.5%
Graham Packaging Co., LP, Term
Loan b, 2.50%, 10/07/11		231	229,164
Graham Packaging Co., LP, Term
Loan C, 6.75%, 4/05/14		826	831,365
OI European Group BV, Tranche D
Term Loan, 1.92%, 6/14/13	EUR	1,895	2,517,943

		Par
Floating Rate Loan Interests (f)		(000)	Value
Containers & Packaging (concluded)
Smurfit Kappa Acquisitions, 3.22% -
4.12%, 7/16/14	USD	458	$ 628,850
Smurfit Kappa Acquisitions, 3.10% -
4.06%, 7/16/15		453	621,647
Smurfit-Stone Container Canada,
Inc., Tranche C, 2.50%, 11/01/11		26	25,738
Smurfit-Stone Container Canada,
Inc., Tranche C-1 Term Loan,
2.50%, 11/01/11		8	7,782
Smurfit-Stone Container Enterprises,
Inc., Deposit Funded Facility,
4.50%, 11/01/10		12	11,987
Smurfit-Stone Container Enterprises,
Inc., Tranche B, 2.50%, 11/01/11		14	13,641
Smurfit-Stone Container, Revolving
Credit, 2.57% - 5.00%, 11/12/09		20	19,940
Smurfit-Stone Container, Revolving
Credit, 2.75% - 4.50%, 11/01/09		60	60,077
			4,968,134
Diversified Consumer Services — 2.5%
Coinmach Laundry Corp., Delay Draw
Term Loan, 3.23% - 3.27%,
11/14/14		496	439,586
Coinmach Service Corp., Term
Loan B, 3.27%, 11/14/14		2,532	2,250,493
Education Management Corp.,
Term Loan C, 2.06%, 6/01/13		1,194	1,142,484
Laureate Education New Incremental
Term Loan, 7.00%, 12/31/14		4,239	4,181,083
			8,013,646
Diversified Financial Services — 2.2%
CIT Group, Term Loan A, 9.75%,
1/20/12		3,525	3,598,436
Professional Service Industries, Inc.,
Term Loan (First Lien), 2.99%,
10/31/12		536	267,920
Reynolds Group RC, 6.25%,
10/28/15	EUR	2,500	3,448,921
			7,315,277
Diversified Telecommunication Services — 3.4%
BCM Ireland Holdings Ltd. (Eircom)
Facility B, 2.30%, 8/14/14		499	648,354
BCM Ireland Holdings Ltd. (Eircom)
Facility C, 2.55%, 8/14/15		499	648,375
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12	USD	1,155	970,072
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan, 4.75%,
5/30/14		1,229	890,868
Integra Telecom Holdings, Inc., Term
Loan (First Lien), 10.50%,
8/31/13		1,865	1,867,790
Nordic Telephone Co. Holdings APS,
Facility B2 Swiss, 1.93%, 4/06/14 EUR		885	1,202,996
Nordic Telephone Co. Holdings APS,
Facility C2 Swiss, 2.55%, 4/06/15		1,058	1,437,346

4 BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages Shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Diversified Telecommunication Services (concluded)
Wind Telecomunicazioni SpA, A1
Term Loan Facility, 2.93% - 2.95%,
9/22/12	USD	604 $	814,935
Wind Telecomunicazioni SpA, B1
Term Loan Facility, 4.68%,
9/22/13		1,000	1,348,906
Wind Telecomunicazioni SpA, C1
Term Loan Facility, 3.68%,
9/22/14		1,000	1,348,906
			11,178,548
Electric Utilities — 0.3%
Astoria Generating Co. Acquisitions,
LLC, Term B Facility, 2.00% -
2.01%, 2/23/13		378	364,333
TPF Generation Holdings, LLC,
Synthetic Letter of Credit Deposit
(First Lien), 0.15%, 12/15/13		151	146,027
TPF Generation Holdings, LLC,
Synthetic Revolving Deposit,
0.15%, 12/15/11		47	45,776
TPF Generation Holdings, LLC, Term
Loan (First Lien), 2.23%,
12/15/13		390	377,895
			934,031
Electrical Equipment — 0.4%
Electrical Components International
Holdings Co. (ECI), Term Loan
(Second Lien), 11.50%,
5/01/14		500	50,000
Generac Acquisition Corp., Term
Loan (First Lien), 2.75%,
11/10/13		1,464	1,346,834
			1,396,834
Electronic Equipment, Instruments & Components — 1.2%
International Ltd., A Closing Date
Loan, 2.48%, 10/01/14		2,659	2,504,346
Flextronics International Ltd., Delay
Draw Term Loan, 2.50%,
10/01/12		764	719,639
Matinvest 2 SAS (Deutsche
Connector), Second Lien, 4.78%,
12/22/15		500	315,000
Safenet, Inc., Loan (Second Lien),
6.23%, 4/12/15		500	452,500
			3,991,485
Energy Equipment & Services — 1.3%
Dresser, Inc., Term Loan (Second
Lien), 6.00%, 5/04/15		1,500	1,416,563
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16		1,978	1,943,556
Trinidad USA Partnership LP, Term
Facility, 2.73%, 5/01/11		1,016	939,545
			4,299,664

		Par
Floating Rate Loan Interests (f)		(000)	Value
Food & Staples Retailing — 3.9%
AB Acquisitions Topco 2 Ltd. (fka
Alliance Boots), Facility B1, 3.52%,
7/09/15	GBP	3,000	$ 4,380,775
Birds Eye Iglo Group Ltd. (Liberator
Midco Ltd.), Mezzanine Credit
Facility, 8.52%, 11/02/15		415	615,707
DS Waters of America, Inc., Term
Loan, 4.25%, 10/20/12	USD	775	666,500
Pierre Foods, Term Loan B, 8.50%,
9/23/14		817	817,000
Pilot Travel Centers, Term Loan B,
0.00%, 11/18/15		3,500	3,524,374
Rite Aid Corp., Tranche 4 Term Loan,
9.50%, 6/10/15		1,400	1,460,813
Roundy’s Supermarkets, Inc.,
Tranche Term Loan, B, 6.25%,
11/03/13		500	496,798
WM. Bolthouse Farms, Inc., Term
Loan (First Lien), 5.50%,
12/16/12		813	799,567
			12,761,534
Food Products — 2.7%
CloverHill Bakery, Term Loan, 8.50%,
10/14/14		2,382	2,382,143
Dole Food Co., Inc., Credit-Linked
Deposit, 0.17%, 4/12/13		192	193,389
Dole Food Co., Inc., Tranche B Term
Loan, 8.00%, 4/12/13		334	336,888
FSB Holdings, Inc. (Fresh Start
Bakeries), Term Loan (Second
Lien), 6.00%, 3/29/14		500	445,000
Pilgrim's Pride Corp., Term Loan A,
0.00%, 12/01/12		1,200	1,188,000
Pinnacle Foods, Term Loan C, 7.50%,
4/02/14		3,100	3,119,375
Solvest, Ltd. (Dole), Tranche C Term
Loan, 8.00%, 4/12/13		1,085	1,093,013
			8,757,808
Gas Utilities — 0.3%
Targa Resources, Inc., Term Loan B,
6.00%, 6/16/17		900	902,250
Health Care Equipment & Supplies — 1.5%
Biomet, Inc., Euro Term Loan,
3.39% - 3.67%, 3/25/15	EUR	2,515	3,432,966
DJO Finance LLC (ReAble
Therapeutics Finance LLC),Term
Loan, 3.23%, 5/20/14	USD	1,337	1,293,616
Hologic, Inc., Tranche B Term Loan,
3.50%, 3/31/13		178	176,650
			4,903,232
Health Care Providers & Services — 4.1%
CCS Medical, Inc. (Chronic Care)
Loan Debtor in Possession, 13.00%,
11/16/12		31	31,246
CHS/Community Health Systems,
Inc., Delayed Draw Term Loan,
2.51%, 7/25/14		229	216,312

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Health Care Providers & Services
(concluded)
CHS/Community Health Systems,
Inc., Funded Term Loan, 2.51%,
7/25/14	USD	4,483	$ 4,232,140
DaVita Inc., Tranche B-1 Term Loan,
1.74%, 10/05/12		725	707,040
Fresenius SE, Tranche B1 Term
Loan, 6.75%, 9/26/14		899	903,413
Fresenius SE, Tranche B2 Term
Loan, 6.75%, 9/26/14		484	486,679
HCA Inc., Tranche A-1 Term Loan,
1.75%, 11/17/12		3,084	2,924,132
HealthSouth Corp., Tranche 1 Term
Loan-Assignment, 2.51%, 3/10/13		796	774,595
HealthSouth Corp., Tranche 2 Term
Loan-Assignment, 4.01%, 3/15/14		656	646,813
Vanguard Health Systems, Term
Loan B, 5.00%, 1/25/16		2,600	2,606,500
			13,528,870
Hotels, Restaurants & Leisure — 2.9%
BLB Worldwide Holdings, Inc.
(Wembley, Inc.) First Priority Term
Loan, 4.75%, 7/18/11 (a)(g)		2,418	1,511,381
BLB Worldwide Holdings, Inc.
(Wembley, Inc.) Second Priority
Term Loan, 7.06%, 7/18/12 (a)(g)		1,500	45,000
Busch Entertainment Corp., Term
Loan, 5.75%, 5/05/16		3,000	3,024,375
Golden Nugget, Inc., Additional Term
Advance (First Lien), 2.26%,
6/30/14		270	196,673
Golden Nugget, Inc., Second Lien
Term Loan, 3.51%, 12/31/14		500	177,500
Golden Nugget, Inc., Term Advance
(First Lien), 2.26%, 6/30/14		475	345,480
Green Valley Ranch Gaming, LLC,
Loan (Second Lien), 3.50%,
8/16/14		1,500	220,000
Harrah's Operating Co., Inc., Term
B-3 Loan, 3.25%, 1/28/15		724	596,714
Harrah's Operating, Term Loan B-4,
9.50%, 10/31/16		1,500	1,525,833
OSI Restaurant Partners, LLC, Pre-
Funded RC Loan, 2.56%, 6/14/13		32	28,929
Penn National Gaming, Inc., Term
Loan B, 1.98% - 2.00%, 10/03/12		997	976,602
QCE, LLC (Quiznos), Term Loan (First
Lien), 2.56%, 5/05/13		995	848,106
			9,496,593
Household Durables — 0.9%
American Residential Services LLC,
(Second Lien), 12.00%, 4/17/15		2,061	1,983,308
Berkline/Benchcraft, LLC., Term
Loan, 6.58%, 11/03/11 (a)(g)		107	5,373
Jarden Corp., Term Loan B3, 2.75%,
1/24/12		621	616,930

		Par
Floating Rate Loan Interests (f)		(000)	Value
Household Durables (concluded)
Yankee Candle Co., Inc., Term Loan,
2.24%, 2/06/14	USD	427	$ 411,759
			3,017,370
Household Products — 0.2%
VI-JON, Inc. (VJCS Acquisition, Inc.),
Tranche B Term Loan, 2.23%,
4/24/14		646	618,810
IT Services — 4.6%
Amadeus IT Group SA / Amadeus
Verwaltungs GmbH, Term B3
Facility, 2.43%, 6/30/13	EUR	615	820,541
Amadeus IT Group SA / Amadeus
Verwaltungs GmbH, Term B4
Facility, 2.46%, 6/30/13		489	653,202
Amadeus IT Group SA / Amadeus
Verwaltungs GmbH, Term C3
Facility, 2.96%, 6/30/14		615	820,542
Amadeus IT Group SA / Amadeus
Verwaltungs GmbH, Term C4
Facility, 2.96%, 6/30/14		489	653,202
Audio Visual Services Group, Inc.,
Loan (Second Lien), 5.76%,
8/28/14	USD	1,077	107,704
Ceridian Corp., US Term Loan,
3.23% - 3.25%, 11/09/14		1,752	1,567,381
First Data Corp., Initial Tranche B-1
Term Loan, 2.98 - 3.00%, 9/24/14		2,447	2,114,651
First Data Corp., Initial Tranche B-2
Term Loan, 2.98 - 3.00%, 9/24/14		1,586	1,370,010
First Data Corp., Initial Tranche B-3
Term Loan, 3.00%, 9/24/14		973	836,789
RedPrairie Corp., Loan (Second Lien),
6.75%, 1/20/13		1,250	1,125,000
RedPrairie Corp., Term Loan B,
3.31%, 7/20/12		802	777,903
SunGard Data Systems Inc. (Solar
Capital Corp.), 6.75%, 2/28/14		1,690	1,700,498
Travelex Plc Term Loan B, 5.00%,
10/31/13		1,250	1,195,089
Travelex Plc Term Loan C, 5.00%,
10/31/14		1,250	1,195,089
			14,937,601
Independent Power Producers & Energy
Traders — 1.3%
Dynegy Holdings Inc., Term Letter of
Credit Facility Term Loan, 3.99%,
4/02/13		1,110	1,081,238
Dynegy Holdings Inc., Tranche B
Term Loan, 3.99%, 4/02/13		89	87,040
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-1
Term Loan, 3.75% - 3.78%,
10/10/14		2,471	2,018,630
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-2
Term Loan, 3.73% - 3.75%,
10/10/14		1,083	885,473

6 BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages Shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Independent Power Producers & Energy
Traders (concluded)
Texas Competitive Electric Holdings
Co., LLC (TXU), Initial Tranche B-3
Term Loan, 3.73% - 3.75%,
10/10/14	USD	380	$ 308,701
			4,381,082
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan, 3.51% -
3.94%, 12/03/14		2,150	1,981,225
Insurance — 0.4%
Alliant Holdings I, Inc., Term Loan,
3.25%, 8/21/14		978	918,850
Conseco, Inc., Term Loan, 7.50%,
10/10/13		558	528,329
			1,447,179
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Base Prime, 6.75%,
8/26/14		634	633,587
Oriental Trading Co., Inc., Loan
(Second Lien), 6.24%, 1/31/14		500	127,500
			761,087
Leisure Equipment & Products — 0.3%
24 Hour Fitness Worldwide, Inc.,
Tranche B Term Loan, 2.76%,
6/08/12		963	903,547
Life Sciences Tools & Services — 0.6%
Life Technologies Corp., Term B
Facility, 5.25%, 11/23/15		1,928	1,933,523
Machinery — 1.6%
Accuride, Term Loan, 10.00%,
1/31/12	GBP	1,150	1,148,769
Blount International, Term Loan,
5.50%, 2/09/12	USD	532	531,212
LN Acquisition Corp. (Lincoln
Industrial) Delayed Draw Term
Loan (First Lien), 3.49%, 7/11/14		245	215,913
LN Acquisition Corp. (Lincoln
Industrial) Initial U.S. Term Loan
(First Lien),3.49%, 7/11/14		637	560,301
NACCO Materials Handling Group,
Inc., Loan, 2.25%, 3/21/13		483	389,619
Oshkosh Truck Corp., Term B Loan,
6.25%, 12/06/13		1,837	1,840,960
Standard Steel, LLC, Delayed Draw
Term Loan, 8.25%, 7/02/12		74	62,125
Standard Steel, LLC, Initial Term
Loan, 9.00%, 7/02/12		367	308,230
			5,057,129
Media — 24.5%
Affinion Group Holdings, Inc., Loan,
8.27%, 3/01/12		1,021	947,403
Amsterdamse Beheer - En
Consultingmaatschappij BV
(Casema) Casema B1 Term Loan
Facility, 2.93%, 11/02/14	EUR	625	852,481

		Par
Floating Rate Loan Interests (f)		(000)	Value
Media (continued)
Amsterdamse Beheer - En
Consultingmaatschappij BV
(Casema) Casema C Term Loan
Facility, 3.43%, 11/02/15	EUR	625	$ 852,481
Atlantic Broadband Finance, LLC,
Tranche B-2-A Term Loan, 2.51%,
9/01/11	USD	69	67,657
Atlantic Broadband, Tranche B-2-B
Term Loan, 6.75%, 6/01/13		1,861	1,852,827
Catalina Marketing Corp., Initial Term
Loan, 2.98%, 10/01/14		1,192	1,151,467
Cengage Learning Acquisitions, Inc.
(Thomson Learning), Tranche 1
Incremental Term Loan, 7.50%,
7/03/14		5,398	5,404,348
Cequel Communications, LLC, Term
Loan, 2.25%, 11/05/13		1,408	1,338,392
Cequel Communications, LLC,
Tranche A Term Loan, 4.75%,
5/05/14		500	488,572
Cequel Communications, LLC,
Tranche B Term Loan, 6.25%,
5/05/14		2,975	2,992,532
Charter Communications Operating,
LLC, New Term Loan, 2.26%,
3/06/14		1,295	1,204,043
Charter Communications,
Incremental Term Loan, 7.25%,
3/25/14		2,980	3,043,127
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		1,038	985,343
HIT Entertainment, Inc., Term Loan
(Second Lien), 5.78%, 2/26/13		1,000	568,750
HMH Publishing Co., Ltd., Mezzanine,
17.50%, 11/14/14		1,111	138,855
HMH Publishing Co., Ltd., Tranche A
Term Loan, 5.23%, 6/12/14		2,654	2,226,396
Hanley-Wood, LLC (FSC Acquisition),
Term Loan, 2.48%, 3/08/14		2,201	968,265
Hargray Acquisition Co./DPC
Acquisition LLC/HCP Acquisition
LLC, Loan (Second Lien), 5.78%,
1/29/15		500	393,334
Harland Clarke Holdings Corp. (fka
Clarke American Corp.), Tranche B
Term Loan, 2.75%, 6/30/14		1,455	1,265,123
Insight Midwest Holdings, LLC,
Term Loan B, 2.25%, 4/07/14		700	673,313
Kabel Deutschland Holding GmbH, A
Facility-Assignment, 2.18%,
6/01/12	EUR	4,000	5,447,219
Lamar Media Corp., Series B
Incremental Loan, 5.50%,
9/28/12	USD	5,005	4,973,926
Lamar Media Corp., Term Loan,
5.50%, 9/30/12		614	610,544
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG)
Facility B, 3.34%, 6/28/15	EUR	337	339,554

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Media (continued)
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG) Facility
C, 3.59%, 6/30/16	EUR	674	$ 679,108
Liberty Cablevision of Puerto Rico,
Ltd., Initial Term Facility, 2.23%,
6/17/14	USD	1,463	1,294,312
Local TV Finance, LLC, Term Loan,
2.26%, 5/07/13		737	640,995
MCC Iowa LLC (Mediacom
Broadband Group), Tranche E
Term Loan, 6.50%, 1/03/16		595	601,718
MCNA Cable Holdings LLC (OneLink
Communications), Loan, 7.23%,
3/01/13		1,933	1,508,054
Mediacom Illinois, LLC (fka
Mediacom Communications, LLC),
Tranche D Term Loan, 5.50%,
3/31/17		1,247	1,246,875
Mediannuaire Holding (Pages
Jaunes) Term Loan B2, 2.96%,
1/11/15	EUR	438	453,001
Mediannuaire Holding (Pages
Jaunes) Term Loan C, 3.46%,
1/11/16		905	937,171
Mediannuaire Holding (Pages
Jaunes) Term Loan D, 4.96%,
1/11/17		500	447,724
Metro-Goldwyn-Mayer Inc., Tranche B
Term Loan, 20.50%, 4/09/12	USD	945	564,085
Multicultural Radio Broadcasting,
Inc., Term Loan, 5.00%, 12/18/12		306	242,888
New Vision Exit Term Loan, 13.00%,
10/01/12		160	160,850
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		1,500	1,606,249
Newsday, LLC, Floating Rate Term
Loan, 6.50%, 8/01/13		1,250	1,253,125
Nielsen Finance LLC, Dollar Term
Loan, Class A, 2.23%, 8/09/13		1,152	1,099,220
Nielson Finance LLC, Dollar Term
Loan Class B, 3.98%, 5/01/16		2,287	2,224,606
Penton Media, Inc. Institutional Loan
(Second Lien), 5.28%,
2/01/14 (a)(g)		1,000	100,000
Penton Media, Inc., Term Loan (First
Lien), 2.50%, 2/01/13		1,094	808,512
Quebecor Media, Facility B, 2.25%,
1/17/13		356	341,486
Springer Science & Business Media
GmbH Term Loan A, 0.72%,
7/01/16	EUR	3,200	4,470,079
Springer Term Loan B, 2.69%,
9/16/11		908	1,247,978
Springer Term Loan C, 3.07%,
9/17/12		1,185	1,628,665
Sunshine Acquisition Ltd. (aka HIT
Entertainment), Term Facility,
2.50%, 3/20/12	USD	1,998	1,740,802

		Par
Floating Rate Loan Interests (f)		(000)	Value
Media (concluded)
TWCC Holding Corp., Term Loan,
7.25%, 9/14/15	USD	1,731	$ 1,740,603
Telecommunications Management,
LLC, Multi-Draw Term Loan, 3.48%,
6/30/13		231	189,536
Telecommunications Management,
LLC, Term Loan, 3.48%, 6/30/13		917	751,735
UPC Financing Partnership, Facility U,
4.99%, 12/31/17	EUR	3,017	3,947,816
Virgin Media Investment Holdings,
Facility C, 3.58%, 7/17/13	GBP	3,875	5,822,504
World Color USA Corp. (fka Quebecor
World Inc.), 9.00%, 7/23/12	USD	1,619	1,633,975
Yell Group Plc, Term Loan B1, 3.28%,
7/31/14		2,113	1,616,344
			79,785,968
Multi-Utilities — 0.5%
FirstLight Power Resources, Inc. (fka
NE Energy, Inc.) Synthetic Letter of
Credit, 0.16%, 11/01/13		73	68,234
FirstLight Power Resources, Inc. (fka
NE Energy, Inc.), Term Advance
(Second Lien),4.81%, 5/01/14		750	705,000
FirstLight Power Resources, Inc. (fka
NE Energy, Inc.) Term B Advance
(First Lien), 2.75%, 11/01/13		793	741,148
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 0.03%,
2/22/13		69	63,466
			1,577,848
Multiline Retail — 1.7%
Dollar General Corp., Tranche B-1
Term Loan, 2.98%, 7/07/14		1,067	1,035,600
Dollar General Corp., Tranche B-2
Term Loan, 2.98%, 7/07/14		427	411,679
Hema BV Term Loan B, 5.45%,
1/01/17	EUR	3,800	4,083,246
			5,530,525
Oil, Gas & Consumable Fuels — 1.2%
Big West Oil, LLC, Delayed Advance
Loan, 4.50%, 5/15/14	USD	920	882,964
Big West Oil, LLC, Initial Advance
Loan, 4.50%, 5/15/14		731	702,259
Coffeyville Resources, LLC, Tranche
D Term Loan, 8.50%, 12/30/13		991	996,296
Drummond Co., Inc., Term Advance,
1.48%, 2/14/11		825	800,250
Niska Gas Storage Canada ULC,
Canadian Term Loan B, 1.98%,
5/12/13		448	424,200
Niska Gas Storage US, LLC, US
Term Loan B, 1.98%, 5/12/13		47	44,565

8 BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages Shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Niska Gas Storage US, LLC, Wild
Goose Acquisition Draw-US Term
B, 1.98%, 5/12/13	USD	32	$ 30,188
			3,880,722
Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Term B Loan,
2.25%, 12/22/12		2,205	2,157,563
Verso Paper Finance Holdings LLC,
Loan, 6.54% - 7.28%, 2/01/13		366	201,481
			2,359,044
Personal Products — 0.4%
American Safety Razor Co., LLC,
Loan (Second Lien), 6.51%,
1/30/14		1,150	606,625
American Safety Razor First Lien
Term Loan (Second Lien), 2.75% -
2.76%, 7/25/13		349	327,568
Revlon, Term Loan B, 4.26%,
1/15/12		375	366,797
			1,300,990
Pharmaceuticals — 1.8%
Catalent Pharma Solutions, Inc. (fka
Cardinal Health 409, Inc.), Euro
Term Loan, 2.68%, 4/15/14	EUR	1,191	1,461,049
Warner Chilcott Term Loan A1,
5.50%, 10/14/14	USD	1,390	1,392,089
Warner Chilcott Term Loan B, 5.75%,
4/30/15		725	726,204
Warner Chilcott Term Loan B1,
5.75%, 3/30/15		695	695,954
Warner Chilcott Term Loan B2,
5.75%, 4/30/15		1,529	1,531,099
			5,806,395
Professional Services — 0.7%
Booz Allen Hamilton Inc., Term Loan
C, 6.00%, 7/31/15		1,250	1,257,291
Booz Allen Hamilton Inc., Tranche B
Term Loan, 7.50%, 7/31/15		990	999,110
			2,256,401
Real Estate Management & Development — 0.9%
Enclave, First Lien Term Loan,
6.14%, 3/01/12		2,000	224,840
Georgian Towers, Term Loan, 6.14%,
3/01/12		2,000	213,700
Pivotal Promontory, LLC, Second Lien
Term Loan, 12.00%,
8/31/11 (a)(g)		750	37,500
Realogy Corp., Delay Draw Term
Loan, 3.25%, 10/10/13		574	508,214
Realogy Corp., Initial Term B Loan,
3.25%, 10/10/13		591	523,611
Realogy Corp., Second Lien Term
Loan, 13.50%, 10/15/17		1,250	1,353,125

		Par
Floating Rate Loan Interests (f)		(000)	Value
Real Estate Management & Development
(concluded)
Realogy Corp., Synthetic Letter of
Credit, 3.25%, 10/10/13	USD	159	$ 140,972
			3,001,962
Software — 0.2%
Bankruptcy Management Solutions,
Inc., Loan (Second Lien), 6.48%,
7/31/13		484	77,400
Bankruptcy Management Solutions,
Inc., Term Loan (First Lien), 4.23%,
7/31/12		935	523,739
			601,139
Specialty Retail — 1.0%
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 2.99%,
10/21/13		417	404,052
General Nutrition Centers, Inc., Term
Loan, 2.51%, 9/16/13		259	248,344
Michaels Stores, Inc., Term Loan B,
2.50%, 10/31/13		975	878,414
Michaels Stores, Inc., Term Loan B,
4.75%, 7/31/16		364	346,160
Orchard Supply Hardware, Term
Loan B, 2.68%, 12/21/13		1,500	1,323,600
			3,200,570
Trading Companies & Distributors — 0.3%
Beacon Sales Acquisition, Inc., Term
Loan B, 2.23% - 2.25%, 9/30/13		1,185	1,113,433
Wireless Telecommunication Services — 2.1%
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12		5,087	4,896,756
MetroPCS Wireless, Inc., Tranche B
Term Loan, 2.50%, 11/03/13		1,850	1,784,670
			6,681,426
Total Floating Rate Loan Interests – 98.0%			319,844,219
Foreign Agency Obligations
Colombia Government International
Bond, 3.80%, 3/17/13 (f)(h)		1,200	1,194,000
Republic of Venezuela, 1.25%,
4/20/11 (f)(h)		4,000	3,620,000
South Africa Government
International Bond, 7.38%,
4/25/12		2,400	2,628,000
Turkey Government International
Bond, 7.00%, 9/26/16		2,735	3,015,338
Uruguay Government International
Bond, 6.88%, 1/19/16	EUR	950	1,409,378
Total Foreign Agency Obligations – 3.6%			11,866,716

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

		Beneifical
Other Interests (i)		Interest	Value
Auto Components — 1.0%
Delphi Debtor In Possession Hold Co.
LLP, Class B Membership Interests USD		268	$ 3,109,334
Lear Corp. Escrow		500,000	14,375
			3,123,709
Diversified Financial Services — 0.0%
JG Wentworth LLC Preferred Equity
Interests (a)		512	1,151,312
Health Care Providers & Services — 0.0%
Critical Care Systems International,
Inc.		947	190
Software — 0.5%
Berkline Benchcraft Equity LLC		6,155	-
Dayco		9,236	138,540
New Vision LLC Holdings		40,441	404,410
			542,950
Total Other Interests – 1.5%			4,818,161
Preferred Securities
Preferred Stocks		Shares
Specialty Retail — 0.0%
Lazy Days RV Center Inc.		58	57,680
Total Preferred Securities – 0.0%			57,680
Warrants (j)
Chemicals — 0.0%
British Vita Holding Co.
(non-expiring) (b)	EUR	166	-
Machinery — 0.0%
Synventive Molding Solutions
(expires 1/15/13)	USD	2	-
Media — 0.0%
Cumulus Media Warrants (expires
12/31/19)		2,315	2,963
New Vision Holdings LLC (expires
9/30/14)		20,447	224
Total Warrants – 0.0%			3,187
Total Long-Term Investments
(Cost – $452,345,085) – 130.3%			425,393,757

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.10% (k)(l)	2,160,543	$ 2,160,543
Total Short-Term Securities
(Cost – $2,160,543) – 0.7%		2,160,543

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
expires 12/21/19 at USD 942.86,
Broker Goldman Sachs Group, Inc.		26	5,200
Total Options Purchased
(Cost – $25,422) – 0.0%			5,200
Total Investments
(Cost – $454,531,050*) – 131.0%			427,559,500
Liabilities in Excess of Other Assets – (13.0)%			(42,352,898)
Preferred Shares, at Redemption Value – (18.0)%			(58,817,471)
Net Assets – 100.0%		$ 326,389,131

* The cost and unrealized appreciation (depreciation) of investments as of
January 31,2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 454,572,434
Gross unrealized appreciation	$ 13,117,784
Gross unrealized depreciation	(40,130,718)
Net unrealized depreciation	$ (27,012,934)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Convertible security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(f) Variable rate security. Rate shown is as of report date.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i)Restricted securities as to resale, representing 1.3% of net assets were as follows:
	Acquisition
Issuer	Date	Cost	Value
Colombia Government
International Bond,
3.84%, 3/17/13	2/15/06	$ 1,271,662	$1,194,000
Republic of Venezuela,
1.28%, 4/20/11	10/26/04	3,883,376	3,620,000
Total			$4,814,000

10 BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Trust (BGT)

(j) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until expiration date.
(k) Represents the current yield as of report date.
(l) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
				Net
Affiliate				Activity		Income
BlackRock Liquidity Funds,
TempFund Institutional Class			$ (7,160,391) $			1,004
• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
• Foreign currency exchange contracts as of January 31, 2010 were as follows:
						Unrealized
Currency			Currency	Counter- Settlement Appreciation
Purchased			Sold	party	Date	(Depreciation)
GBP	5,000	USD	8,066	Citibank
				NA	1/29/10	$ (73)
GBP	86,000	USD	138,829	Deutsche
				Bank AG	1/29/10	(1,358)
EUR 371,500		USD	515,194	Citibank
				NA	2/03/10	(114)
USD 83,640,517 EUR 57,720,500				Citibank
				NA	3/24/10	3,621,857
USD 360,236		EUR	250,500	Deutsche
				Bank AG	3/24/10	12,964
USD 138,746		GBP	86,000	Deutsche
				Bank AG	4/21/10	1,356
USD 11,035,948 GBP			6,816,500	Morgan
				Stanley
				Co.	4/21/10	146,239
Total						$ 3,780,871
• Credit default swaps on single-name issues – sold protection outstanding as of January 31, 2010 were as follows:
	Receive				Notional
	Fixed Counter-			Credit Amount		Unrealized
Issuer	Rate	party Expiration Rating[1]			(000)[2]	Depreciation
BAA
Ferrovial
Junior		Deutsche March
Term	2.00% Bank AG 2012			NR GBP 1,800 $ (283,218)
[1] Using Standard & Poor's rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Trust’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
		Investments in
Valuation Inputs		Securities
		Assets
Level 1
Long-Term Investments:
Common Stocks	$ 608,249
Short-Term Securities		2,160,543
Total Level 1		2,768,792
Level 2
Long-Term Investments:
Common Stocks		130,998
Corporate Bonds		87,855,717
Floating Rate Loan Interests		235,684,803
Foreign Agency Obligations		11,866,716
Other Interests		14,375
Warrants		2,963
Total Level 2		335,555,572
Level 3
Long-Term Investments:
Common Stocks		149,799
Corporate Bonds		59,031
Floating Rate Loan Interests		84,159,416
Other Interests		4,803,786
Preferred Stocks		57,680
Warrants		224
Total Level 3		89,229,936
Total	$ 475,554,300
Valuation Inputs	Other Financial Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 3,787,616$	(1,545)
Level 3	11,414	(330,434)
Total	$ 3,799,030$	(331,979)
[1] Other financial instruments are swaps, foreign currency exchange contracts, unfunded loan commitments and options. Swaps, foreign currency exchange contracts and unfunded loan commitments are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock Floating Rate Income Trust (BGT)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common	Corporate	Floating Rate	Other	Preferred
	Stocks	Bonds	Loan Interests	Interests	Stocks	Warrants	Total
Balance, as of October 31, 2009	$ 112,485 $	288,246 $	84,427,073 $	2,726,281	-	$ 224	$ 87,554,309
Accrued discounts/premiums	-	-	-	-	-	-	-
Realized gain (loss)	-	-	(4,814,604)	-	-	-	(4,814,604)
Change in unrealized appreciation/
depreciation[1]	26,703	157,194	8,108,338	1,938,965	-	-	10,231,200
Net purchases (sales)	-	(386,409)	(8,783,921)	-	-	-	(9,170,330)
Net transfers in/out of Level 3	10,611	-	5,222,530	138,540 $	57,680	-	5,429,361
Balance, as of January 31, 2010	$ 149,799 $	59,031 $	84,159,416 $	4,803,786 $	57,680 $	224	$ 89,229,936
[1] The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $4,789,784.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

	Investments in Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of October 31, 2009	$ 1,531 $	(461,174)
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation/
depreciation[2]	9,883	130,740
Net purchases (sales)	-	-
Net transfers in/out of Level 3	-	-
Balance, as of January 31, 2010	$ 11,414 $	(330,434)

2 Other financial instruments are swaps and unfunded loan commitments.

BLACKROCK FLOATING RATE INCOME TRUST

JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 19, 2010